Salaries	12 Months Ended
Dec. 31, 2017
Salaries [Abstract]
Salaries
Note 25 -	Salaries

	Year ended December 31,
	2015	2016	2017
	NIS	NIS	NIS
Salaries and incidentals:
Operating	1,871	1,922	1,931
General and administrative	586	622	647

Total salaries and incidentals	2,457	2,544	2,578

Less - salaries recognized in investments in property, plant and equipment and in intangible assets	499	529	571

	1,958	2,015	2,007